Operating Revenues - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Operating revenues - charters	$ 117,205	$ 131,601	$ 257,107	$ 252,621
Operating revenues from Unigas Pool	12,430	15,075	23,934	28,210
Total operating revenues	129,635	146,676	281,041	280,831
Time Charters
Disaggregation of Revenue [Line Items]
Operating revenues - charters	91,510	86,278	178,693	175,367
Voyage Charters
Disaggregation of Revenue [Line Items]
Operating revenues - charters	$ 25,695	$ 45,323	$ 78,414	$ 77,254